Note 48 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration For Non Executive Directors (Details)	6 Months Ended
	Jun. 30, 2020 EUR (€)
Jose Miguel Andres Torrecillas | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	€ 64,000
Jose Miguel Andres Torrecillas | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	28,000
Jose Miguel Andres Torrecillas | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	33,000
Jose Miguel Andres Torrecillas | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	36,000
Jose Miguel Andres Torrecillas | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Miguel Andres Torrecillas | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	58,000
Jose Miguel Andres Torrecillas | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Miguel Andres Torrecillas | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	25,000	[1]
Jose Miguel Andres Torrecillas | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	244,000
Jaime Felix Caruana Lacorte [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Jaime Felix Caruana Lacorte [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	83,000
Jaime Felix Caruana Lacorte [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	83,000
Jaime Felix Caruana Lacorte [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	53,000
Jaime Felix Caruana Lacorte [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jaime Felix Caruana Lacorte [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jaime Felix Caruana Lacorte [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jaime Felix Caruana Lacorte [Member] | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Jaime Felix Caruana Lacorte [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	284,000
Raul Galamba De Oliveira [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43,000	[2]
Raul Galamba De Oliveira [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Raul Galamba De Oliveira [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Raul Galamba De Oliveira [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	18,000	[2]
Raul Galamba De Oliveira [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Raul Galamba De Oliveira [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Raul Galamba De Oliveira [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	11,000	[2]
Raul Galamba De Oliveira [Member] | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1],[2]
Raul Galamba De Oliveira [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	71,000	[2]
Belen Garijo Lopez | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Belen Garijo Lopez | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	33,000
Belen Garijo Lopez | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	54,000
Belen Garijo Lopez | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	23,000
Belen Garijo Lopez | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Belen Garijo Lopez | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	174,000
Sunir Kumar Kapoor | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Sunir Kumar Kapoor | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000
Sunir Kumar Kapoor | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Sunir Kumar Kapoor | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	86,000
Lourdes Maiz Carro | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Lourdes Maiz Carro | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	33,000
Lourdes Maiz Carro | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000
Lourdes Maiz Carro | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Lourdes Maiz Carro | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	119,000
Jose Maldonado Ramos | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Jose Maldonado Ramos | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	83,000
Jose Maldonado Ramos | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	23,000
Jose Maldonado Ramos | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Jose Maldonado Ramos | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	171,000
Ana Peralta Moreno [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Ana Peralta Moreno [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Ana Peralta Moreno [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	33,000
Ana Peralta Moreno [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Ana Peralta Moreno [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000
Ana Peralta Moreno [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Ana Peralta Moreno [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Ana Peralta Moreno [Member] | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Ana Peralta Moreno [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	119,000
Juan Pi Llorens | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Juan Pi Llorens | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Juan Pi Llorens | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Juan Pi Llorens | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107,000
Juan Pi Llorens | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Juan Pi Llorens | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	23,000
Juan Pi Llorens | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000
Juan Pi Llorens | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	40,000	[1]
Juan Pi Llorens | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	256,000
Ana Revenga Shanklin [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	32,000	[2]
Ana Revenga Shanklin [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Ana Revenga Shanklin [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Ana Revenga Shanklin [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	18,000	[2]
Ana Revenga Shanklin [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Ana Revenga Shanklin [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Ana Revenga Shanklin [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Ana Revenga Shanklin [Member] | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1],[2]
Ana Revenga Shanklin [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	50,000	[2]
Susana Rodriguez Vidarte | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Susana Rodriguez Vidarte | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	83,000
Susana Rodriguez Vidarte | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	53,000
Susana Rodriguez Vidarte | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	23,000
Susana Rodriguez Vidarte | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Susana Rodriguez Vidarte | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	224,000
Carlos Salazar Lomelin [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	32,000	[2]
Carlos Salazar Lomelin [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Carlos Salazar Lomelin [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Carlos Salazar Lomelin [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Carlos Salazar Lomelin [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	7,000	[2]
Carlos Salazar Lomelin [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Carlos Salazar Lomelin [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Carlos Salazar Lomelin [Member] | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1],[2]
Carlos Salazar Lomelin [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	39,000	[2]
Jan Verplancke [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Jan Verplancke [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jan Verplancke [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jan Verplancke [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jan Verplancke [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	7,000
Jan Verplancke [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jan Verplancke [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000
Jan Verplancke [Member] | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Jan Verplancke [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	93,000
Total remuneration for non executive directors | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	751,000	[3]
Total remuneration for non executive directors | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	278,000	[3]
Total remuneration for non executive directors | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	215,000	[3]
Total remuneration for non executive directors | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	285,000	[3]
Total remuneration for non executive directors | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	111,000	[3]
Total remuneration for non executive directors | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	150,000	[3]
Total remuneration for non executive directors | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	75,000	[3]
Total remuneration for non executive directors | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	65,000	[1],[3]
Total remuneration for non executive directors | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	€ 1,930,000	[3]

[1]

(1) Amounts received during the first half of 2020 by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director.

[2]	(2) Directors appointed by the General Meeting held on 13 March 2020. Remunerations paid based on the date on which the position was accepted.
[3]

(3) Including the amounts corresponding to the position s of the member of the Board and of the various committees during the first half of the 2020 financial year . The composition of these committees was amended by agreement of the Board of Directors dated 29 April 2020 .

In addition, Tomás Alfaro Drake and Carlos Loring Martínez de Irujo, who left their roles as directors on 13 March 2020, received a total of € 54 thousand and € 111 thousand, respectively, for their membership of the Board and to the various Board Comm ittees during the first quarter of the financial year.